CONDENSED STATEMENT OF CASH FLOWS - USD ($)	9 Months Ended		12 Months Ended
	Jul. 31, 2023	Jul. 31, 2022	Oct. 31, 2022	Oct. 31, 2021
Cash Flow from Operating Activities
Net loss for the period	$ (962,028)	$ (792,883)	$ (1,071,309)	$ (132,932)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	20,450	0
Share based compensation	2,025	20,000
Shares issued for services			0	95,000
Changes in operating assets and liabilities:
Increase (Decrease) in accounts payable	925	(1,932)	(1,932)	73
(Increase) Decrease in due from related party	0	(56,392)	(56,392)	0
(Increase) Decrease in security deposit	6,800	(6,800)	(6,800)	0
Increase (Decrease) in accrued interest payable	19,610	9,002	14,725	0
Increase in payroll taxes	14,653	0
Net Cash Used in Operating Activities	(897,565)	(829,005)	(1,121,708)	(37,859)
Cash Flows from Financing Activities
Proceeds from related party notes payable	250,000	520,000	1,210,000	0
Purchase of property and equipment	(396,630)	0
Purchase of long-term asset	(29,250)
Proceeds from sale of common stock	2,264,032	10
Proceeds from convertible note payable	0	590,000
Repayment of related party note payable	(15,000)	(37,183)	(37,183)	0
Common stock issued for payable			0	(4,000)
Proceeds from related party			0	37,183
Contributed capital			0	4,676
Net Cash Provided by Financing Activities	2,073,152	1,072,827	1,172,817	37,859
Cash Flows from Investing Activities
Proceeds from sale of investment	0	(10)
Net cash provided by (used in) investing activities	0	(10)
Net increase (decrease) in cash	1,175,587	243,812	51,109	0
Cash at beginning of period	51,109	0	0	0
Cash at end of period	1,226,696	243,812	51,109	0
Supplemental Disclosure of Interest and Income Taxes Paid:
Interest paid during the period	0	0	0	0
Income taxes paid during the period	0	0	0	0
Supplemental Disclosure for Non-Cash Investing and Financing Activities:
Series A preferred stock issued pursuant to patent agreement	82,500	0
Common stock issued for conversion of debt	20,000	0
Common stock issued for acquisition	$ 0	$ 10
Issuance of common stock for payable			$ 0	$ 4,000